Debt Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Obligations

C. Debt Obligations

Deerfield Facility Agreement

On June 2, 2014, the Company entered into a $60 million facility agreement (the “Deerfield Facility Agreement”) with Deerfield Private Design Fund III, LP (“Deerfield”). The first payment to the Company under the terms of the Deerfield Facility Agreement consisted of a term loan of $15 million (the “Term Notes”) and a senior secured loan of $10 million (the “Deerfield Convertible Notes”). All loans issued under the Deerfield Facility Agreement bear interest at 9.75% per annum. Deerfield may convert any portion of the outstanding principal and any accrued but unpaid interest on the Deerfield Convertible Notes into shares of the Company’s common stock at an initial conversion price of $5.85 per share. At its option, the Company may convert the outstanding principal and accrued interest under the Deerfield Convertible Notes into shares of the Company’s common stock at an initial conversion price of $5.85 per share if either of the following occurs prior to June 30, 2016: (i) the FDA has approved, without requiring the performance of an efficacy study, a new drug application (“NDA”) for the Company’s product candidate, KP201/APAP, which consists of KP201, the Company’s prodrug of hydrocodone, formulated in combination with acetaminophen (“APAP”) for the treatment of acute pain; or (ii) the FDA has accepted the NDA for KP201/APAP for review and a qualified initial public offering, as defined in the Deerfield Facility Agreement, has occurred.

The Company also issued to Deerfield a warrant to purchase 14,423,076 shares of Series D redeemable convertible preferred stock (“Series D Preferred”) at an exercise price of $0.78 per share, which is exercisable until June 2, 2024 (the “Deerfield Warrant”). Upon completion of the IPO, the Deerfield Warrant automatically converted into a warrant to purchase 1,923,077 shares of the Company’s common stock at an exercise price of $5.85 per share. In the event that a Major Transaction occurs, as defined below, Deerfield may require the Company redeem the Deerfield Warrant for a cash amount equal to the Black-Scholes value of the portion of the Deerfield Warrant to be redeemed (the “Put Option”). A Major Transaction is (i) a consolidation, merger, exchange of shares, recapitalization, reorganization, business combination or other similar event; (ii) the sale or transfer in one transaction or a series of related transactions of all or substantially all of the assets of the Company; (iii) a third-party purchase, tender or exchange offer made to the holders of outstanding shares, such that following such purchase, tender or exchange offer a change of control has occurred; (iv) the liquidation, bankruptcy, insolvency, dissolution or winding-up affecting the Company; (v) the shares of the Company’s common stock cease to be listed on any eligible market; and (vi) at any time, the shares of the Company’s common stock cease to be registered under Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

In addition, the Company issued to Deerfield 1,923,077 shares of Series D Preferred as consideration for the loans provided to the Company under the Deerfield Facility Agreement. Upon completion of the IPO, these shares automatically reclassified into 256,410 shares of the Company’s common stock. The Company recorded the fair value of the shares of Series D Preferred of $1.5 million, to debt issuance costs on the date of issuance. The Company recorded the fair value of the Deerfield Warrant of $7.6 million and the fair value of the embedded Put Option of $220,000 to debt discount on the date of issuance. The debt issuance costs and debt discount are amortized over the term of the related debt and the expense is recorded as interest expense in the statements of operations.

The Company must repay one-third of the outstanding principal amount of all debt issued under the Deerfield Facility Agreement on the fourth and fifth anniversaries of the Deerfield Facility Agreement. The Company is then obligated to repay the balance of the outstanding principal amount on February 14, 2020.

Interest accrued on outstanding debt under the Deerfield Facility Agreement is due quarterly in arrears. Upon notice to Deerfield, the Company may choose to have one or more of the first eight of such scheduled interest payments added to the outstanding principal amount of the debt issued under the Deerfield Facility Agreement, provided that all such interest will be due on July 1, 2016. The Company has elected this option on all five of the scheduled interest payments to date. The accrued interest added to outstanding principal is reflected in the condensed balance sheets as current portion of convertible notes and current portion of term notes.

Deerfield is obligated to provide three additional tranches upon the Company’s request and after the satisfaction of specified conditions, including the FDA’s acceptance of an NDA for KP201/APAP, and, for the final two tranches, the subsequent approval for commercial sale thereof.

As of September 30, 2015, borrowings available to the Company under the Deerfield Facility Agreement were $35 million. Under the terms of the Deerfield Facility Agreement, future tranches to the Company are as follows:

■	The second tranche consists of a $10.0 million term loan that bears interest at 9.75% and a warrant to purchase 1,282,052 shares of the Company’s common stock at an exercise price of $5.85 per share.

■	The third and fourth tranches each consist of a $12.5 million term loan that bears interest at 9.75% and a warrant exercisable for the number of shares equal to 60% of the principal amount of such disbursement divided by 115% of the volume weighted average sales price of the Company’s common stock for the 20 consecutive trading days immediately prior to the date of such disbursement with an exercise price per share equal to such weighted average sales price.

Conversion of 2013 Convertible Notes into Series D Preferred

From June 2013 through October 2013, the Company issued 10.0% unsecured convertible promissory notes (the “2013 Convertible Notes”) for gross proceeds of $3.8 million. The 2013 Convertible Notes accrued interest from the date of issuance through the maturity date, with such interest payable in cash upon maturity. The 2013 Convertible Notes did not have a stated maturity date and instead matured under various scenarios, such as the sale of substantially all of the assets of the Company, dissolution of the Company, failure to observe covenants, and voluntary or involuntary bankruptcy. In accordance with the terms of the 2013 Convertible Notes, and effected by the written consent of the holders of a majority of the outstanding principal of such notes, on June 2, 2014, the principal amount of the 2013 Convertible Notes of $3.8 million and all accrued interest of $0.3 million converted into 5,332,348 shares of Series D Preferred at $0.78 per share. Upon the conversion of the 2013 Convertible Notes, the embedded conversion feature of the 2013 Convertible Notes and Put Option was marked to fair value and the balance of $1.9 million was recorded as a gain on extinguishment of debt.

Line of Credit

The Company has a $50,000 credit agreement with a financial institution (the “Line of Credit Agreement”). As of December 31, 2014 and September 30, 2015, the Company had $50,000 available under the Line of Credit Agreement. The Line of Credit Agreement is collateralized by all of the Company’s business assets as well as the personal guarantees of the Company’s officers. The Line of Credit Agreement contains no financial covenants. Borrowings under the Line of Credit Agreement carry interest at a rate equal to the prime rate plus 1.75% per annum. The Company is required to make interest only payments on any draws under the Line of Credit Agreement. The interest rate under the Line of Credit Agreement was 5% for the nine months ended September 30, 2014 and September 30, 2015.

6. Debt Obligations

Convertible Notes

From June 2013 through October 2013, the Company issued 10.0% unsecured convertible promissory notes (the 2013 Convertible Notes) for gross proceeds of $3,846,000. The 2013 Convertible Notes accrue interest from the date of issuance through the date of maturity, with such interest payable in cash upon maturity. The 2013 Convertible Notes do not have a stated maturity date and mature instead under various scenarios, such as the sale of substantially all of the assets of the Company, dissolution of the Company, failure to observe covenants, and voluntary or involuntary bankruptcy (the Put Option). The principal amount and accrued interest of the 2013 Convertible Notes automatically convert (the Conversion Feature) into subsequently issued equity securities if the Company issues equity securities in a transaction or series of related transactions that result in aggregate gross proceeds to the Company of at least $7,500,000 (a Qualified Financing). Upon a Qualified Financing, the principal amounts of the 2013 Convertible Notes and all accrued interest automatically convert into the equity securities issued pursuant to the Qualified Financing at a conversion price equal to the per share price paid by the purchasers of such equity securities in the Qualified Financing.

In connection with the issuance of the 2013 Convertible Notes, the Company also issued warrants (the 2013 Warrants) to purchase 1,079,453 shares of the same class and series of equity securities issued in the Qualified Financing for an exercise price equal to the per share price paid by the purchasers of such equity securities in the Qualified Financing. Upon the closing of an IPO, the 2013 Warrants will be exercisable only into shares of the Company’s common stock. The fair value of the 2013 Warrants at issuance was recorded as a debt discount. The Company determined that the 2013 Warrants should be recorded as a liability and stated at fair value at each reporting period (Notes 9 and 12).

The Company accounted for the embedded Conversion Feature and Put Option in the 2013 Convertible Notes under the derivative accounting guidance. Under this guidance, a company may be required to bifurcate an embedded feature from its host instrument and account for the embedded derivative as a free-standing derivative financial instrument that is measured at fair value at issuance and adjusted to its current fair value at each period. The Company determined that the embedded Conversion Feature and Put Option should be bifurcated from the 2013 Convertible Notes and recorded at fair value. The fair value of the Conversion Feature and Put Option was $1,150,000 at issuance and $1,360,000 at December 31, 2013 (Note 12). The fair value of the Conversion Feature and Put Option was $0 at December 31, 2014 since the 2013 Convertible Notes were converted in June 2014. Changes in fair value of the Conversion Feature and Put Option are recorded as a fair value adjustment within other (expense) income in the statements of operations.

Deerfield Facility Agreement

On June 2, 2014, the Company entered into a $60,000,000 facility agreement (the Deerfield Facility Agreement) with Deerfield Private Design Fund III, LP (Deerfield). The first payment to the Company under the terms of the Deerfield Facility Agreement consisted of a term loan of $15.0 million (the Term Notes) and a senior secured loan of $10.0 million (the Deerfield Convertible Notes). All loans issued under the Deerfield facility bear interest at 9.75% per annum. The Company also issued to Deerfield a warrant to purchase 14,423,076 shares of Series D redeemable convertible preferred stock (Series D Preferred) at an exercise price of $0.78 per share, which is exercisable until June 2, 2024 (the Deerfield Warrant). In the event that a Major Transaction occurs, as defined below, Deerfield may require the Company redeem the Deerfield Warrant for a cash amount equal to the Black-Scholes value of the portion of the Deerfield Warrant to be redeemed (the Embedded Deerfield Put Option). A Major Transaction is (i) a consolidation, merger, exchange of shares, recapitalization, reorganization, business combination or other similar event; (ii) the sale or transfer in one transaction or a series of related transactions of all or substantially all of the assets of the Company; (iii) a third-party purchase, tender or exchange offer made to the holders of outstanding shares, such that following such purchase, tender or exchange offer a change of control has occurred; (iv) the liquidation, bankruptcy, insolvency, dissolution or winding-up affecting the Company; (v) after an IPO, the shares of common stock cease to be listed on any eligible market; and (vi) after an IPO, the shares of common stock cease to be registered under Section 12 of the Exchange Act.

In addition, the Company issued to Deerfield 1,923,077 shares of Series D Preferred as consideration for the loans provided to the Company under the Deerfield facility. The Company recorded the fair value of the shares of Series D Preferred of $1,500,000 to debt issuance costs on the date of issuance. The Company recorded the fair value of the Deerfield Warrant of $7,610,000 and the fair value of the Embedded Deerfield Put Option of $220,000 to debt discount on the date of issuance. The debt issuance costs and debt discount are amortized over the term of the related debt and the expense is recorded as interest expense in the statements of operations.

The Company must repay one-third of the outstanding principal amount of all debt issued under the Deerfield Facility Agreement on the fourth and fifth anniversaries of the Deerfield Facility Agreement. The Company is then obligated to repay the balance of the outstanding principal amount on February 14, 2020.

Interest accrued on outstanding debt under the Deerfield facility is due quarterly in arrears. Upon notice to Deerfield, the Company may choose to have one or more of the first eight of such scheduled interest payments added to the outstanding principal amount of the debt issued under the Deerfield facility, provided that all such interest will be due on July 1, 2016.

Deerfield is obligated to provide three additional tranches upon the Company’s request and after the satisfaction of specified conditions, including the FDA’s acceptance of a New Drug Application (NDA) for KP201/APAP and, for the final two tranches, the subsequent approval for commercial sale thereof.

As of December 31, 2014, borrowings available to the Company under the Deerfield Facility Agreement were $35,000,000. Under the terms of the Deerfield Facility Agreement, future tranches to the Company are as follows:

■	The second tranche consists of a $10,000,000 term loan that bears interest at 9.75% and a warrant to purchase 9,615,385 shares of Series D Preferred at an exercise price of $0.78.

■	The third and fourth tranches each consist of a $12,500,000 term loan that bears interest at 9.75% and a warrant exercisable for the number of shares equal to 60% of the principal amount of such disbursement divided by 115% of the volume weighted average sales price of the Company’s common stock for the 20 consecutive trading days immediately prior to the date of such disbursement with an exercise price per share equal 115% of to such weighted average sales price.

Deerfield may convert all or any portion of the outstanding principal and any accrued but unpaid interest on the Deerfield Convertible Notes into shares of Series D Preferred at an initial conversion price of $0.78 per share. At its option, the Company may convert the outstanding principal and accrued interest under the Deerfield Convertible Notes into shares of Series D Preferred at an initial conversion price of $0.78 per share if either of the following occurs prior to June 30, 2016: (i) the FDA has approved, without requiring the performance of an efficacy study, the NDA for KP201/APAP for the treatment of acute pain; or (ii) the FDA has accepted the NDA for KP201/APAP for review and a qualified IPO, as defined in the Deerfield Facility Agreement, has occurred.

Upon the closing of an IPO, the Deerfield Convertible Notes will be convertible only into shares of the Company’s common stock upon the election of the note holder. Similarly, the Deerfield Warrant will be exercisable only for shares of the Company’s common stock upon the closing of an IPO.

Conversion of 2013 Convertible Notes into Series D Preferred

In accordance with the terms of the 2013 Convertible Notes, and effected by the written consent of the holders of a majority of the outstanding principal of such notes, on June 2, 2014, the principal amount of the 2013 Convertible Notes of $3,846,000 and all accrued interest of $313,232 converted into 5,332,348 shares of Series D Preferred at $0.78 per share. Upon the conversion of the 2013 Convertible Notes, the embedded Conversion Feature and Put Option was marked to fair value and the balance of $1,900,000 was recorded as a gain on extinguishment of debt.

Line of Credit

The Company has a $50,000 credit agreement with a financial institution (the Line of Credit Agreement). As of December 31, 2013 and 2014, the Company had $15,155 and $50,000 available under the Line of Credit Agreement, respectively. The Line of Credit Agreement is collateralized by all of the Company’s business assets as well as the personal guarantees of the Company’s officers. The Line of Credit Agreement contains no financial covenants. Borrowings under the Line of Credit Agreement carry interest at a rate equal to the prime rate plus 1.75% per annum. The Company is required to make interest only payments on any draws under the Line of Credit Agreement. The interest rate under the Line of Credit Agreement was 5% for the years ended December 31, 2013 and 2014.